Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net
Schedule of property, equipment and software, net

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	4,675,976	5,599,823	800,763
Leasehold improvements	128,743	200,676	28,696
	4,804,719	5,800,499	829,459
Less: accumulated depreciation	(3,925,392)	(4,494,455)	(642,697)
	879,327	1,306,044	186,762